Beau Yanoshik

+1.202.373.6133

beau.yanoshik@morganlewis.com

August 29, 2018

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SSGA Active Trust: Post-Effective Amendment No. 141 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-173276 and 811-22542)

Ladies and Gentlemen:

On behalf of our client, SSGA Active Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 141 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 141”). The purpose of PEA No. 141 is to reflect: (i) the discontinuation of each of the following ETF’s investment strategy of investing through a master-feeder arrangement: SPDR SSGA Multi-Asset Real Return ETF, SPDR SSGA Income Allocation ETF, SPDR SSGA Global Allocation ETF, SPDR SSGA Ultra Short Term Bond ETF, SPDR DoubleLine Total Return Tactical ETF, SPDR MFS Systematic Core Equity ETF, SPDR MFS Systematic Growth Equity ETF, and SPDR MFS Systematic Value Equity ETF; (ii) a revised principal investment strategy for the SPDR SSGA Income Allocation ETF; and (iii) revised conflicts of interest disclosure in the Statement of Additional Information for the SPDR Blackstone / GSO Senior Loan ETF.

Please contact me at (202) 373-6133 with your questions or comments.

Sincerely,

/s/ Beau Yanoshik
Beau Yanoshik

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001